Convertible debentures (Details 1) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Convertible debentures (Details)
Proceeds	$ 702,700
Value of conversion option	320,000
Value of warrants	245,147
Initial recognition of debt	137,553
Accretion and interest expense	14,560
Balance, December 31, 2024	$ 152,113	$ 0